Earnings Per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Potential anti-dilutive preferred shares excluded from calculation of diluted earnings	0	0	0